Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 14, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	CORNERSTONE BANCORP/SC
Entity Central Index Key	0001087455
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,210,769
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 1,906,692